PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,603	$ 3,593
Less accumulated depreciation	3,061	2,963
Premises and equipment, total	542	630
Depreciation	98	91	$ 100
Land and Land Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	246	246
Building and Building Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,165	2,162
Furniture and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,192	$ 1,185